[ON CHAPMAN AND CUTLER LLP LETTERHEAD]

February 28, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Nuveen Investment Funds, Inc. (the “Registrant”) File No. 033-16905 and 811-05039

Ladies and Gentlemen:

On behalf of the Registrant, in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant and its series, Nuveen Dividend Value Fund, Nuveen Large Cap Growth Opportunities Fund and Nuveen Mid Cap Growth Opportunities Fund, does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. Post-Effective Amendment No. 137, which was the most recent amendment to the Registration Statement, was filed electronically with the Securities and Exchange Commission on February 28, 2013.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By: /s/    Morrison C. Warren

       Morrison C. Warren